Related party transactions - Summary of shareholdings, options and other securities of key management personnel (Details) shares in Thousands	Dec. 31, 2017 shares	Dec. 31, 2016 shares	Dec. 31, 2015 shares
Disclosure of transactions between related parties [line items]
Number of options held over HSBC Holdings ordinary shares under employee share plans	64,670	70,027	74,775
Key management personnel of entity or parent
Disclosure of transactions between related parties [line items]
Number of options held over HSBC Holdings ordinary shares under employee share plans	15	18
Number of HSBC Holdings ordinary shares held beneficially and non-beneficially	22,609	22,283
Shareholdings, options and other securities of Key Management Personnel	22,624	22,301